Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 1,073	$ 2,475
Interest-bearing Deposits in Banks and Other Financial Institutions	6,440	10,560
Total cash and cash equivalents	7,513	13,035
Trading assets	0	622
Investment securities	14,178	15,135
Loans held-for-sale, net	2,576	8,557
Finance receivables and loans, net [Abstract]
Finance receivables and loans, net	99,055	114,755
Allowance for loan losses	(1,170)	(1,503)
Total finance receivables and loans, net	97,885	113,252
Investment in operating leases, net	13,550	9,275
Mortgage servicing rights	952	2,519
Premiums receivable and other insurance assets	1,609	1,853
Other Assets	11,908	18,741
Assets of operations held-for-sale	32,176	1,070
Total assets	182,347	184,059
Liabilities and Equity [Abstract]
Noninterest-bearing deposit liabilities	1,977	2,029
Interest-bearing deposit liabilities	45,938	43,021
Total deposit liabilities	47,915	45,050
Short-term borrowings	7,461	7,680
Long-term debt	74,561	92,885
Interest payable	932	1,587
Unearned insurance premiums and service revenue	2,296	2,576
Accrued expenses and other liabilities	6,585	14,664
Liabilities of operations held-for-sale	22,699	337
Total liabilities	162,449	164,779
Equity [Abstract]
Common stock and paid-in capital	19,668	19,668
Mandatorily convertible preferred stock held by U.S. Department of Treasury	5,685	5,685
Preferred stock	1,255	1,255
Accumulated deficit	(7,021)	(7,415)
Accumulated other comprehensive income	311	87
Total equity	19,898	19,280
Total liabilities and equity	182,347	184,059
Variable Interest Entity, Primary Beneficiary [Member]
Assets [Abstract]
Loans held-for-sale, net	0	9
Finance receivables and loans, net [Abstract]
Finance receivables and loans, net	31,510	40,935
Allowance for loan losses	(144)	(210)
Total finance receivables and loans, net	31,366	40,725
Investment in operating leases, net	6,060	4,389
Other Assets	2,868	3,029
Assets of operations held-for-sale	12,139	0
Total assets	52,433	48,152
Liabilities and Equity [Abstract]
Short-term borrowings	400	795
Long-term debt	26,461	33,143
Interest payable	1	14
Accrued expenses and other liabilities	16	405
Liabilities of operations held-for-sale	9,686	0
Total liabilities	$ 36,564	$ 34,357